Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise, in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these, or other matters, may arise from time to time that may harm our business. The Company is currently not aware of any such legal proceedings or claims that the Company believes will have an adverse effect on our business, financial condition or operating results.

Effective March 2016, the Company’s board of directors approved a means by which key employees of the Company may be given an opportunity to earn a bonus as a result of a Change of Control, defined as a merger, consolidation, exchange, conveyance, or sale of the Company, or an IPO pursuant to the Securities Act of 1933, or the Qualifying Transaction. As of December 31, 2019, the Company did not deem a qualifying transaction probable and thus, no amounts were recorded in the consolidated financial statements. In conjunction with the IPO, the Company issued $56.6 million in the form of 2,461,839 restricted stock units to these key employees based upon the initial offering price of $23.00 per share. These awards vest over time but are not subject to continued service. See Note 21 for more information on the Company’s equity-based compensation plan.

Note 4: Commitments and Contingencies The Company did not have any commitments or contingencies as of November 5, 2019 or December 31, 2019.